DEFERRED COMPENSATION/NQDC (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]	The value of common shares were based on the market closing price on the day of issuance, and the value of preferred shares were valued via a valuation model generated by an independent valuation expert, as follows:

Date	Type of Stock	Number of Shares	Value
2/12/2007	Preferred	100	$101,000
2/9/2007	Common	250,000	$31,250
12/21/2007	Common	10,000,000	$900,000
12/16/2008	Common	2,500,000	$50,000
8/11/2009	Preferred	4,100,000	$253,785
The value of common shares were based on the market closing price on the day of issuance, and the value of preferred shares were valued via a valuation model generated by an independent valuation expert, as follows:

Date	Type of Stock	Number of Shares	Value
2/12/2007	Preferred	100	$101,000
2/9/2007	Common	250,000	$31,250
12/21/2007	Common	10,000,000	$900,000
12/16/2008	Common	2,500,000	$50,000
8/11/2009	Preferred	4,100,000	$253,785